Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
6. RELATED PARTY AND PARTY-IN INTEREST TRANSACTIONS

The Plan investments are primarily PPL Common Stock. Transactions involving Shares qualify as party-in-interest transactions under the provisions of ERISA. Total sales at market value related to PPL Common Stock for 2025 and 2024 were $10,514 and $14,430. In 2025 and 2024, Participants elected to purchase additional shares of stock using dividends received on their existing shares totaling $2,299 and $2,356.

No dividend-based contributions were made to the Plan for the year ended December 31, 2025.

Certain investments held in the Plan are shares of mutual funds managed by Fidelity Investments. Fidelity Investments is an affiliate of the Trustee and therefore, transactions in these investments qualify as party-in-interest transactions that are exempt from the prohibited transaction rules.